STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Growth Fund

December 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Automobiles & Components - .1%
Adient	11,057	[a,b]	529,409
Dana	13,350		304,647
Fox Factory Holding	1,620	[b]	275,562
Gentex	7,915		275,838
Harley-Davidson	7,056		265,941
The Goodyear Tire & Rubber Company	26,340	[b]	561,569
Visteon	2,371	[b]	263,513
			2,476,479
Banks - .2%
Cadence Bank	9,598		285,924
Cathay General Bancorp	28,989		1,246,237
Commerce Bancshares	3,376		232,066
Essent Group	2,410		109,727
First Horizon	27,735		452,913
Fulton Financial	59,393		1,009,681
Hancock Whitney	5,514		275,810
International Bancshares	4,113	[b]	174,350
MGIC Investment	27,091		390,652
New York Community Bancorp	34,956		426,813
PacWest Bancorp	9,144		413,034
Sterling Bancorp	21,948		566,039
UMB Financial	9,647		1,023,643
United Bankshares	15,829		574,276
Washington Federal	11,843		395,319
Webster Financial	2,576		143,844
			7,720,328
Capital Goods - 10.4%
A.O. Smith	3,840		329,664
Acuity Brands	2,640	[a]	558,941
AECOM	5,377		415,911
AerCap Holdings	224,890	[b]	14,712,304
AGCO	4,811		558,172
Allegion	1,464		193,892
Allison Transmission Holdings	6,173		224,389
APi Group	1,439,339	[b]	37,091,766
Armstrong World Industries	421,566		48,952,244
Array Technologies	1,767,868	[a,b]	27,737,849
Astra Space	1,137,139	[a,b]	7,880,373
Axon Enterprise	995	[b]	156,215

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Capital Goods - 10.4% (continued)
Carlisle	976		242,165
Colfax	414,000	[a,b]	19,031,580
Crane	5,182		527,165
Curtiss-Wright	227,764		31,584,034
Donaldson	13,477		798,647
EMCOR Group	7,675		977,718
Flowserve	13,897		425,248
Fluor	1,289,874	[a,b]	31,950,179
Fortune Brands Home & Security	2,401		256,667
GATX	3,396		353,829
Generac Holdings	439	[b]	154,493
Graco	419,749		33,840,164
Huntington Ingalls Industries	883		164,891
Kennametal	9,061		325,381
Kornit Digital	286,705	[b]	43,650,836
Lennox International	2,825		916,317
Lincoln Electric Holdings	2,635		367,503
Masco	632,944		44,445,328
MasTec	4,972	[b]	458,816
Mercury Systems	969,470	[b]	53,379,018
nVent Electric	20,797		790,286
Oshkosh	864		97,381
Owens Corning	5,045		456,573
Pentair	2,040	[a]	148,981
Quanta Services	1,747		200,311
Ribbit LEAP	273,588	[b]	2,719,465
Simpson Manufacturing	1,113		154,785
SiteOne Landscape Supply	121,151	[a,b]	29,352,464
Stanley Black & Decker	2,020		381,012
Sunrun	3,386	[a,b]	116,140
Terex	9,993		439,192
Textron	2,825		218,090
The AZEK Company	647,118	[b]	29,922,736
The Middleby	2,723	[b]	535,777
The Toro Company	6,055		604,955
Valmont Industries	586		146,793
Woodward	2,098		229,647
Zurn Water Solutions	568,223		20,683,317
			489,859,604
Commercial & Professional Services - 3.6%
ASGN	3,991	[b]	492,489
CACI International, Cl. A	186,599	[b]	50,234,317
Clarivate	2,421,991	[a,b]	56,965,228
Clean Harbors	4,821	[b]	480,991

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Commercial & Professional Services - 3.6% (continued)
CoStar Group	413,307	[b]	32,663,652
FTI Consulting	191,820	[b]	29,429,024
ManpowerGroup	5,216		507,673
Science Applications International	961		80,330
The Brink's Company	2,859		187,465
			171,041,169
Consumer Durables & Apparel - 4.1%
Brunswick	4,626		465,977
Callaway Golf	970,957	[a,b]	26,643,060
Capri Holdings	7,105	[b]	461,186
Carter's	1,308		132,396
Columbia Sportswear	1,908		185,916
Crocs	1,991	[b]	255,286
Deckers Outdoor	2,415	[b]	884,639
Lululemon Athletica	174,738	[b]	68,401,190
Mattel	21,758	[b]	469,102
Mohawk Industries	400	[b]	72,872
Peloton Interactive, Cl. A	2,557,579	[a,b]	91,459,025
Polaris	4,616	[a]	507,345
PulteGroup	2,615		149,473
Tapestry	3,240		131,544
Tempur Sealy International	13,975	[a]	657,244
Toll Brothers	4,011		290,356
TopBuild	1,308	[b]	360,890
Tri Pointe Homes	19,772	[b]	551,441
YETI Holdings	4,714	[b]	390,461
			192,469,403
Consumer Services - 8.0%
Boyd Gaming	5,241	[b]	343,652
Chipotle Mexican Grill	234	[b]	409,091
DraftKings, Cl. A	965,043	[b]	26,509,731
European Wax Center, Cl. A	432,865	[a,b]	13,137,453
Expedia Group	684,385	[b]	123,682,057
Graham Holdings, Cl. B	396		249,413
Grand Canyon Education	3,660	[b]	313,699
H&R Block	5,739		135,211
Jack in the Box	3,762		329,100
Marriott Vacations Worldwide	3,411		576,391
Membership Collective Group, Cl. A	2,261,392	[a,b]	28,900,590
Norwegian Cruise Line Holdings	1,150,816	[a,b]	23,867,924
Planet Fitness, Cl. A	1,729,049	[b]	156,617,258
Scientific Games	3,450	[a,b]	230,564
Service Corp. International	6,631		470,735
Texas Roadhouse	1,054		94,101

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Consumer Services - 8.0% (continued)
The Wendy's Company	10,554		251,713
Wyndham Hotels & Resorts	4,933		442,243
			376,560,926
Diversified Financials - 3.3%
Affiliated Managers Group	3,123		513,765
Ares Management, Cl. A	588,574		47,833,409
Evercore, Cl. A	2,259		306,885
FactSet Research Systems	1,322		642,505
Federated Hermes	3,094		116,273
Interactive Brokers Group, Cl. A	2,791		221,661
Janus Henderson Group	8,246		345,837
Jefferies Financial Group	12,589		488,453
Morningstar	182,106		62,278,431
OneMain Holdings	1,644		82,266
PROG Holdings	2,054	[b]	92,656
Stifel Financial	10,315		726,382
Tradeweb Markets, Cl. A	414,298		41,487,802
			155,136,325
Energy - 2.7%
Antero Midstream	13,951		135,046
Cactus, Cl. A	1,450,736		55,316,564
ChampionX	13,424	[b]	271,299
Continental Resources	5,680	[a]	254,237
Coterra Energy	4,050		76,950
EQT	3,065,308	[b]	66,854,367
Equitrans Midstream	19,606		202,726
Hess	3,460		256,144
Marathon Oil	48,517		796,649
Murphy Oil	12,253		319,926
Occidental Petroleum	3,821		110,771
Targa Resources	1,810		94,554
			124,689,233
Food & Staples Retailing - 1.4%
BJ's Wholesale Club Holdings	7,719	[b]	516,941
Casey's General Stores	2,850		562,448
Grocery Outlet Holding	2,265,621	[a,b]	64,071,762
Sprouts Farmers Market	14,502	[b]	430,419
			65,581,570
Food, Beverage & Tobacco - .8%
Darling Ingredients	8,115	[b]	562,288
Flowers Foods	22,797		626,234
Freshpet	354,607	[b]	33,783,409
Pilgrim's Pride	14,448	[b]	407,434
Sanderson Farms	1,527		291,779

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Food, Beverage & Tobacco - .8% (continued)
The Hain Celestial Group	7,466	[b]	318,126
			35,989,270
Health Care Equipment & Services - 11.1%
1Life Healthcare	3,643,673	[a,b]	64,019,335
ABIOMED	228,425	[b]	82,043,407
Acadia Healthcare	7,212	[b]	437,768
Align Technology	156,468	[b]	102,827,640
Amedisys	2,420	[b]	391,750
Cerner	3,894		361,636
Chemed	1,805		954,917
Dentsply Sirona	4,743		264,612
DexCom	203,581	[b]	109,312,818
Encompass Health	2,391		156,037
Envista Holdings	8,539	[b]	384,767
Globus Medical, Cl. A	2,796	[b]	201,871
HealthEquity	2,815	[b]	124,536
ICU Medical	1,532	[b]	363,605
Insulet	169,717	[b]	45,156,602
Integra LifeSciences Holdings	9,896	[b]	662,933
LivaNova	5,324	[b]	465,477
Molina Healthcare	2,654	[b]	844,184
Nevro	165,950	[b]	13,453,566
NuVasive	2,864	[b]	150,303
Oak Street Health	20,393	[a,b]	675,824
Option Care Health	10,447	[b]	297,113
Outset Medical	410,168	[b]	18,904,643
Patterson Companies	3,884		113,995
Privia Health Group	1,196,310	[a,b]	30,948,540
Progyny	1,888	[b]	95,061
Quidel	2,137	[b]	288,474
STAAR Surgical	2,410	[b]	220,033
Teladoc Health	490,384	[b]	45,027,059
Teleflex	317		104,128
Tenet Healthcare	5,904	[b]	482,298
			519,734,932
Household & Personal Products - .0%
Nu Skin Enterprises, Cl. A	6,246		316,985
Insurance - 1.5%
Alleghany	844	[b]	563,446
American Financial Group	3,943		541,453
CNA Financial	3,669		161,730
First American Financial	7,007		548,158
Globe Life	4,572		428,488
Kinsale Capital Group	1,883		447,947

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Insurance - 1.5% (continued)
Markel	23,358	[b]	28,823,772
Mercury General	2,381		126,336
Palomar Holdings	216,168	[b]	14,001,201
Primerica	4,889		749,337
Reinsurance Group of America	200,938		22,000,702
RLI	3,045		341,345
Selective Insurance Group	6,539		535,806
The Hanover Insurance Group	2,474		324,242
			69,593,963
Materials - 1.3%
Alamos Gold, Cl. A	2,121,213		16,312,128
CF Industries Holdings	4,928		348,804
Cleveland-Cliffs	25,969	[a,b]	565,345
Commercial Metals	5,626		204,168
Constellium	2,271,568	[b]	40,683,783
Eagle Materials	4,353		724,600
Element Solutions	4,782		116,107
Ingevity	6,997	[b]	501,685
Louisiana-Pacific	4,782	[a]	374,670
Minerals Technologies	5,494		401,886
Olin	6,822		392,401
Reliance Steel & Aluminum	5,363		869,986
The Chemours Company	10,686		358,622
The Mosaic Company	4,743		186,352
U.S. Steel	11,145	[a]	265,362
Westlake Chemical	1,962		190,569
WestRock	4,367		193,720
			62,690,188
Media & Entertainment - 2.8%
Cable One	146		257,464
Cardlytics	291,595	[a,b]	19,271,514
Fox, Cl. A	2,035	[b]	75,092
John Wiley & Sons, Cl. A	6,470		370,537
Liberty Media Corp-Liberty Formula One, Cl. C	869,497	[a,b]	54,986,990
Live Nation Entertainment	435,674	[a,b]	52,145,821
Loyalty Ventures	1,628	[b]	48,954
News Corporation, Cl. A	6,807	[b]	151,864
The Interpublic Group of Companies	10,676		399,816
The New York Times Company, Cl. A	12,365		597,229
World Wrestling Entertainment, Cl. A	4,294	[a]	211,866
Yelp	8,554	[b]	309,997
Ziff Davis	854	[a,b]	94,674
			128,921,818

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 15.6%
10X Genomics, CI. A	301,142	[b]	44,858,112
Adaptive Biotechnologies	439,737	[b]	12,339,020
Ascendis Pharma, ADR	190,069	[b]	25,569,983
Biohaven Pharmaceutical Holding	648,306	[b]	89,343,050
Bio-Techne	98,156		50,780,025
Blueprint Medicines	317,166	[b]	33,971,650
Bruker	2,240		187,958
Denali Therapeutics	408,615	[b]	18,224,229
Halozyme Therapeutics	5,690	[b]	228,795
Horizon Therapeutics	1,021,802	[a,b]	110,109,384
Iovance Biotherapeutics	873,659	[b]	16,678,150
Jazz Pharmaceuticals	659	[b]	83,957
Kymera Therapeutics	276,959	[b]	17,584,127
Medpace Holdings	1,435	[b]	312,313
Natera	330,348	[b]	30,851,200
Neurocrine Biosciences	444,627	[b]	37,868,882
PTC Therapeutics	585,898	[b]	23,336,317
Repligen	183,593	[b]	48,622,770
Royalty Pharma, CI. A	5,690		226,747
Sage Therapeutics	1,835	[b]	78,061
Sarepta Therapeutics	952,324	[b]	85,756,776
Seagen	1,581	[b]	244,423
Syneos Health	4,596	[a,b]	471,917
Twist Bioscience	352,319	[b]	27,265,967
Ultragenyx Pharmaceutical	365,467	[b]	30,732,120
uniQure	334,081	[a,b]	6,928,840
United Therapeutics	1,542	[b]	333,195
Zogenix	1,235,692	[a,b]	20,079,995
			733,067,963
Real Estate - 2.0%
Americold Realty Trust	848,914	[a,c]	27,835,890
Apartment Income REIT	5,865	[c]	320,640
AvalonBay Communities	1,313	[c]	331,651
Brixmor Property Group	14,731	[c]	374,315
Camden Property Trust	2,040	[c]	364,507
First Industrial Realty Trust	27,340	[c]	1,809,908
Healthcare Realty Trust	23,490	[c]	743,224
Highwoods Properties	9,974	[c]	444,741
Jones Lang LaSalle	1,825	[b]	491,546
Kilroy Realty	11,867	[c]	788,681
Lamar Advertising, Cl. A	4,123	[c]	500,120
Mid-America Apartment Communities	1,420	[c]	325,805
National Retail Properties	23,529	[c]	1,131,039
National Storage Affiliates Trust	9,549	[c]	660,791

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Real Estate - 2.0% (continued)
PS Business Parks	5,753	[c]	1,059,530
Redfin	1,465,802	[a,b]	56,272,139
Regency Centers	4,426	[c]	333,499
SL Green Realty	6,036	[a,c]	432,781
Spirit Realty Capital	7,949	[c]	383,062
Urban Edge Properties	21,997	[c]	417,943
			95,021,812
Retailing - 2.1%
American Eagle Outfitters	5,065	[a]	128,246
AutoNation	2,332	[b]	272,494
Dick's Sporting Goods	2,908	[a]	334,391
Farfetch, Cl. A	905,574	[b]	30,273,339
Five Below	3,152	[b]	652,117
Foot Locker	4,831		210,777
Kohl's	9,993	[a]	493,554
Lithia Motors	1,152		342,086
National Vision Holdings	932,104	[a,b]	44,731,671
Nordstrom	7,671	[a,b]	173,518
Ollie's Bargain Outlet Holdings	421,863	[a,b]	21,595,167
RH	454	[b]	243,317
The Gap	7,959		140,476
Wayfair, Cl. A	1,161	[a,b]	220,555
Williams-Sonoma	4,030	[a]	681,594
			100,493,302
Semiconductors & Semiconductor Equipment - 3.0%
Azenta	5,197		535,863
Cirrus Logic	2,469	[b]	227,197
CMC Materials	654		125,365
First Solar	1,044	[b]	90,995
Lattice Semiconductor	7,451	[b]	574,174
MKS Instruments	4,504		784,462
ON Semiconductor	3,103	[b]	210,756
Power Integrations	595,149		55,283,391
Qorvo	761	[b]	119,013
Semtech	931,939	[b]	82,877,335
SolarEdge Technologies	1,635	[b]	458,732
Synaptics	1,278	[b]	369,994
Teradyne	1,854		303,185
Universal Display	1,493		246,390
			142,206,852
Software & Services - 16.7%
ACI Worldwide	17,796	[b]	617,521
Affirm Holdings	331,835	[b]	33,369,328
Alliance Data Systems	4,070		270,940

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Software & Services - 16.7% (continued)
Aspen Technology	991	[b]	150,830
AvidXchange Holdings	651,743	[a,b]	9,815,250
Bill.com Holdings	276,265	[b]	68,831,425
Block	364,344	[b]	58,845,199
Cerence	2,303	[a,b]	176,502
Commvault Systems	1,044	[b]	71,952
Concentrix	2,166		386,891
DocuSign	153,264	[b]	23,343,640
Dolby Laboratories, Cl. A	2,669		254,142
Euronet Worldwide	478,359	[b]	57,006,042
Everbridge	465,672	[a,b]	31,353,696
Fair Isaac	1,317	[b]	571,143
Genpact	6,939		368,322
HubSpot	215,871	[b]	142,291,370
Manhattan Associates	2,284	[b]	355,139
nCino	401,744	[a,b]	22,039,676
NCR	11,155	[b]	448,431
Nuance Communications	6,519	[b]	360,631
Palo Alto Networks	908	[b]	505,538
PTC	1,079	[b]	130,721
Qualys	2,259	[b]	309,980
Rapid7	923,481	[a,b]	108,684,479
Shift4 Payments, Cl. A	684,418	[a,b]	39,648,335
Splunk	342,968	[b]	39,688,257
Teradata	7,573	[b]	321,625
Twilio, Cl. A	354,598	[b]	93,379,837
WEX	693	[b]	97,290
Zendesk	484,835	[b]	50,563,442
			784,257,574
Technology Hardware & Equipment - 4.6%
Arrow Electronics	3,181	[b]	427,113
Avnet	11,125		458,684
Belden	4,353		286,123
Calix	648,207	[b]	51,837,114
Ciena	6,480	[b]	498,766
Cognex	250,958		19,514,494
Corning	7,075		263,402
II-VI	8,061	[a,b]	550,808
Jabil	2,586		181,925
Littelfuse	830		261,184
Lumentum Holdings	629,508	[a,b]	66,583,061
NETSCOUT Systems	4,870	[b]	161,100
nLight	758,390	[b]	18,163,440
TD SYNNEX	1,366		156,216

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Technology Hardware & Equipment - 4.6% (continued)
Trimble	317,232	[b]	27,659,458
Ubiquiti	322	[a]	98,757
Vontier	9,008		276,816
Xerox Holdings	13,233		299,595
Zebra Technologies, Cl. A	47,641	[b]	28,355,923
			216,033,979
Telecommunication Services - .9%
Bandwidth, Cl. A	558,807	[a,b]	40,099,990
Iridium Communications	10,730	[b]	443,042
			40,543,032
Transportation - 2.9%
Avis Budget Group	1,966	[b]	407,689
Canadian Pacific Railway	1,041		74,890
Kirby	10,969	[b]	651,778
Knight-Swift Transportation Holdings	5,431		330,965
Lyft, Cl. A	3,074,725	[a,b]	131,382,999
Old Dominion Freight Line	1,005		360,172
Ryder System	1,874		154,474
Saia	1,113	[b]	375,114
			133,738,081
Utilities - .1%
ALLETE	13,155		872,834
Black Hills	10,306		727,294
DTE Energy	1,303		155,761
Hawaiian Electric Industries	4,636		192,394
IDACORP	6,602		748,073
MDU Resources Group	13,170		406,163
New Jersey Resources	4,699		192,941
NorthWestern	5,592		319,639
ONE Gas	6,373		494,481
UGI	4,323		198,469
			4,308,049
Total Common Stocks (cost $3,303,402,666)			4,652,452,837

Private Equity - .1%
Diversified Financials - .1%
Fundbox (cost $9,907,562)	702,664	[d]	7,546,611

	1-Day Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $26,421,108)	0.07	26,421,108	[e]	26,421,108

Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $25,168,107)	0.07	25,168,107	[e]	25,168,107
Total Investments (cost $3,364,899,443)		100.4%		4,711,588,663
Liabilities, Less Cash and Receivables		(.4%)		(20,762,651)
Net Assets		100.0%		4,690,826,012

ADR—American Depository Receipt

a Security, or portion thereof, on loan. At December 31, 2021, the value of the fund’s securities on loan was $290,556,517 and the value of the collateral was $300,634,984, consisting of cash collateral of $25,168,107 and U.S. Government & Agency securities valued at $275,466,877. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at December 31, 2021. These securities were valued at $7,546,611 or ..16% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Growth Fund

December 31, 2021 (Unaudited)

The following is a summary of the inputs used as of December 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	4,652,452,837	-	-	4,652,452,837
Equity Securities - Private Equity	-	-	7,546,611	7,546,611
Investment Companies	51,589,215	-	-	51,589,215

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2021, accumulated net unrealized appreciation on investments was $1,346,689,220, consisting of $1,632,122,648 gross unrealized appreciation and $285,433,428 gross unrealized depreciation.

At December 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.